Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com	Exhibit 99.1

Report of Independent Accountants on Applying Agreed-Upon Procedures

DailyPay, LLC (the “Sponsor”) DailyPay Depositor 2026-1, LLC (the “Depositor”) 55 Water Street, Floor 42 New York, New York 10041	17 September 2026

Re:	DailyPay Securitization Trust 2026-1 (the “Issuer”)

Class A Notes, Class B Notes, Class C Notes and Class D Notes (collectively, the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Depositor, Citigroup Global Markets Inc. (the “Sole Structuring Agent”), Barclays Capital Inc. and BofA Securities, Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of account receivables (the “Receivables”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files (collectively, the “May Daily Data Files”):
i.	Labeled “2.1-1 total_receivables_tape_2026_05_01.csv,”
ii.	Labeled “2.1-2 total_receivables_tape_2026_05_02.csv,”
iii.	Labeled “2.1-3 total_receivables_tape_2026_05_03.csv,”
iv.	Labeled “2.1-4 total_receivables_tape_2026_05_04.csv,”
v.	Labeled “2.1-5 total_receivables_tape_2026_05_05.csv,”
vi.	Labeled “2.1-6 total_receivables_tape_2026_05_06.csv,”
vii.	Labeled “2.1-7 total_receivables_tape_2026_05_07.csv,”
viii.	Labeled “2.1-8 total_receivables_tape_2026_05_08.csv,”
ix.	Labeled “2.1-9 total_receivables_tape_2026_05_09.csv,”
x.	Labeled “2.1-10 total_receivables_tape_2026_05_10.csv,”
xi.	Labeled “2.1-11 total_receivables_tape_2026_05_11.csv,”

xii.	Labeled “2.1-12 total_receivables_tape_2026_05_12.csv,”

xiii.	Labeled “2.1-13 total_receivables_tape_2026_05_13.csv,”

xiv.	Labeled “2.1-14 total_receivables_tape_2026_05_14.csv,”

xv.	Labeled “2.1-15 total_receivables_tape_2026_05_15.csv,”

xvi.	Labeled “2.1-16 total_receivables_tape_2026_05_16.csv,”

xvii.	Labeled “2.1-17 total_receivables_tape_2026_05_17.csv,”

xviii.	Labeled “2.1-18 total_receivables_tape_2026_05_18.csv,”

xix.	Labeled “2.1-19 total_receivables_tape_2026_05_19.csv,”

xx.	Labeled “2.1-20 total_receivables_tape_2026_05_20.csv,”

xxi.	Labeled “2.1-21 total_receivables_tape_2026_05_21.csv,”

xxii.	Labeled “2.1-22 total_receivables_tape_2026_05_22.csv,”

xxiii.	Labeled “2.1-23 total_receivables_tape_2026_05_23.csv,”

xxiv.	Labeled “2.1-24 total_receivables_tape_2026_05_24.csv,”

xxv.	Labeled “2.1-25 total_receivables_tape_2026_05_25.csv,”

xxvi.	Labeled “2.1-26 total_receivables_tape_2026_05_26.csv,”

xxvii.	Labeled “2.1-27 total_receivables_tape_2026_05_27.csv,”

xxviii.	Labeled “2.1-28 total_receivables_tape_2026_05_28.csv,”

xxix.	Labeled “2.1-29 total_receivables_tape_2026_05_29.csv,”

xxx.	Labeled “2.1-30 total_receivables_tape_2026_05_30.csv” and

xxxi.	Labeled “2.1-31 total_receivables_tape_2026_05_31.csv,”

and the corresponding record layout and decode information, as applicable, that the Sponsor, on behalf of the Depositor, indicated contain information as of each day from and including 1 May 2026 through and including 31 May 2026, respectively (each day, a “May Daily Cutoff Date”), relating to certain account receivables (the “May Daily Receivables”) that were outstanding as of each respective May Daily Cutoff Date,

b.	Electronic data files (collectively, the “July Daily Data Files,” together with the May Daily Data Files, the “Daily Data Files”):
i.	Labeled “2.1-1 total_receivables_tape_2026_07_01.csv,”

ii.	Labeled “2.1-2 total_receivables_tape_2026_07_02.csv,”

iii.	Labeled “2.1-3 total_receivables_tape_2026_07_03.csv,”

iv.	Labeled “2.1-4 total_receivables_tape_2026_07_04.csv,”
v.	Labeled “2.1-5 total_receivables_tape_2026_07_05.csv,”

vi.	Labeled “2.1-6 total_receivables_tape_2026_07_06.csv,”

vii.	Labeled “2.1-7 total_receivables_tape_2026_07_07.csv,”

viii.	Labeled “2.1-8 total_receivables_tape_2026_07_08.csv,”

ix.	Labeled “2.1-9 total_receivables_tape_2026_07_09.csv,”
x.	Labeled “2.1-10 total_receivables_tape_2026_07_10.csv,”

xi.	Labeled “2.1-11 total_receivables_tape_2026_07_11.csv,”

xii.	Labeled “2.1-12 total_receivables_tape_2026_07_12.csv,”

xiii.	Labeled “2.1-13 total_receivables_tape_2026_07_13.csv,”

xiv.	Labeled “2.1-14 total_receivables_tape_2026_07_14.csv,”

xv.	Labeled “2.1-15 total_receivables_tape_2026_07_15.csv,”

xvi.	Labeled “2.1-16 total_receivables_tape_2026_07_16.csv,”

xvii.	Labeled “2.1-17 total_receivables_tape_2026_07_17.csv,”

xviii.	Labeled “2.1-18 total_receivables_tape_2026_07_18.csv,”
xix.	Labeled “2.1-19 total_receivables_tape_2026_07_19.csv,”

xx.	Labeled “2.1-20 total_receivables_tape_2026_07_20.csv,”

xxi.	Labeled “2.1-21 total_receivables_tape_2026_07_21.csv,”

xxii.	Labeled “2.1-22 total_receivables_tape_2026_07_22.csv,”

xxiii.	Labeled “2.1-23 total_receivables_tape_2026_07_23.csv,”

xxiv.	Labeled “2.1-24 total_receivables_tape_2026_07_24.csv,”

xxv.	Labeled “2.1-25 total_receivables_tape_2026_07_25.csv,”

xxvi.	Labeled “2.1-26 total_receivables_tape_2026_07_26.csv,”

xxvii.	Labeled “2.1-27 total_receivables_tape_2026_07_27.csv,”

xxviii.	Labeled “2.1-28 total_receivables_tape_2026_07_28.csv,”

xxix.	Labeled “2.1-29 total_receivables_tape_2026_07_29.csv,”

xxx.	Labeled “2.1-30 total_receivables_tape_2026_07_30.csv” and

xxxi.	Labeled “2.1-31 total_receivables_tape_2026_07_31.csv,”

and the corresponding record layout and decode information, as applicable, that the Sponsor, on behalf of the Depositor, indicated contain information as of each day from and including 1 July 2026 through and including 31 July 2026, respectively (each day, a “July Daily Cutoff Date,” together with the May Daily Cutoff Dates, the “Daily Cutoff Dates”), relating to certain account receivables (the “July Daily Receivables,” together with the May Daily Receivables, the “Daily Receivables”) that were outstanding as of each respective July Daily Cutoff Date,

c.

Imaged copies of certain printed screen shots and payment histories from the Sponsor’s servicing systems (collectively and as applicable, the “User System Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Receivables (as defined in Attachment A),

d.

Imaged copies of certain printed screen shots and schedules from the Sponsor’s servicing systems (collectively and as applicable, the “Obligor System Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated relate to each obligor corresponding to the Sample Receivables,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “Credit Rating Mapping File,” collectively with the User System Screen Shots and Obligor System Screen Shots, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated contains obligor credit rating information relating to each obligor corresponding to the Sample Receivables,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Daily Data Files, which is shown on Exhibit 1 to Attachment A, and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sole Structuring Agent, on behalf of the Depositor, provided us with instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Daily Data Files is the “Subject Matter” as of the date of this report.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, indicated that the Daily Receivables are expected to be representative of the Receivables.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Daily Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor or Sole Structuring Agent, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Daily Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions or methodologies provided to us by the Sponsor or Sole Structuring Agent, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 September 2026

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Sole Structuring Agent, on behalf of the Depositor, we randomly selected a sample of 275 May Daily Receivables according to the following criteria (the “May Sample Receivables”):
a.	32 May Daily Receivables consisting of 8 May Daily Receivables from each May Daily Data File that had a May Daily Cutoff Date as of:
i.	3 May 2026,
ii.	8 May 2026,
iii.	15 May 2026 and
iv.	25 May 2026 and
b.	243 May Daily Receivables consisting of 9 May Daily Receivables from each May Daily Data File corresponding to each remaining 27 May Daily Cutoff Dates not listed in a. above according to the following criteria:

(1)	OUTSTANDING_REC, as shown on the respective May Daily Data File, greater than $5.00,
(2)	REMAINING_TERM_CAL, as shown on the respective May Daily Data File, greater than or equal to -5 and less than or equal to 31,
(3)	IS_DBI, as shown on the respective May Daily Data File, of “false,”
(4)	IS_SELF_SERVE, as shown on the respective May Daily Data File, of “false,”
(5)	IS_POEM, as shown on the respective May Daily Data File, of “false,”
(6)	IS_DEDUCTION_PROVIDER, as shown on the respective May Daily Data File, of “false,”
(7)	COUNTRY, as shown on the respective May Daily Data File, of “USA” and
(8)	LOCATION_STATE, as shown on the respective May Daily Data File, other than “NY.”

For the purpose of this procedure, the Sole Structuring Agent, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of May Sample Receivables or the methodology they instructed us to use to select the May Sample Receivables from the May Daily Data Files.

For the purpose of the procedures described in this report, the 275 May Sample Receivables are referred to as Sample Receivable Numbers 1 through 275.

Attachment A Page 2 of 3

2.

As instructed by the Sole Structuring Agent, on behalf of the Depositor, we randomly selected a sample of 100 July Daily Receivables according to the following criteria (the “July Sample Receivables,” together with the May Sample Receivables, the “Sample Receivables”):

a.	28 July Daily Receivables consisting of 4 July Daily Receivables from each July Daily Data File that had a July Daily Cutoff Date as of:
i.	2 July 2026,
ii.	6 July 2026,
iii.	10 July 2026,
iv.	15 July 2026,
v.	19 July 2026,
vi.	24 July 2026 and
vii.	28 July 2026 and
b.	72 July Daily Receivables consisting of 3 July Daily Receivables from each July Daily Data File corresponding to each remaining 24 July Daily Cutoff Dates not listed in a. above according to the following criteria:

(1)	OUTSTANDING_REC, as shown on the respective July Daily Data File, greater than $5.00,
(2)	REMAINING_TERM_CAL, as shown on the respective July Daily Data File, greater than or equal to -5 and less than or equal to 31,
(3)	IS_DBI, as shown on the respective July Daily Data File, of “false,”
(4)	IS_SELF_SERVE, as shown on the respective July Daily Data File, of “false,”
(5)	IS_POEM, as shown on the respective July Daily Data File, of “false,”
(6)	IS_DEDUCTION_PROVIDER, as shown on the respective July Daily Data File, of “false,”
(7)	COUNTRY, as shown on the respective July Daily Data File, of “USA,”
(8)	LOCATION_STATE, as shown on the respective July Daily Data File, other than “NY” and
(9)	PRIOR_TAG, as shown on the respective July Daily Data File, of “ABL” or “cash.”

For the purpose of this procedure, the Sole Structuring Agent, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of July Sample Receivables or the methodology they instructed us to use to select the July Sample Receivables from the July Daily Data Files.

For the purpose of the procedures described in this report, the 100 July Sample Receivables are referred to as Sample Receivable Numbers 276 through 375.

Attachment A Page 3 of 3

3.	For each Sample Receivable, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the respective Daily Data Files, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.

Observed that the Obligor System Screen Shots contained a checked box in the “government entity” section for each Sample Receivable with a GOVERNMENT (“government obligor”) of “true,” as shown on the respective Daily Data File (except for Sample Receivable Number 198). We performed no procedures to determine the validity of any information in the “government entity” section of the Obligor System Screen Shots.

For Sample Receivable Number 198, we observed that the Obligor System Screen Shots contained a checked box in the “public sector” section. We performed no procedures to determine the validity of any information in the “public sector” section of the Obligor System Screen Shots.

c.

Observed that the Obligor System Screen Shots contained a checked box in the “low touch” section for each Sample Receivable with a LOW_TOUCH (“low touch process partner”) of “true,” as shown on the respective Daily Data File. We performed no procedures to determine the validity of any information in the “low touch” section of the Obligor System Screen Shots.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Daily Data Files Field Name	Source(s)

Customer user ID	CUSTOMER_USER_ID	User System Screen Shots

Obligor	PROVIDER_GROUP_NAME	User System Screen Shots

State	LOCATION_STATE	User System Screen Shots

Payday	PAY_DAY	User System Screen Shots

On-demand pay receivable	OUTSTANDING_REC	User System Screen Shots and recalculation

Fees	FEES	User System Screen Shots and recalculation

Remaining term (calendar days)	REMAINING_TERM_CAL	User System Screen Shots and recalculation

Industry	INDUSTRY_TYPE	Obligor System Screen Shots

Year of onboarding of obligor	FULLY_ONBOARDED_YEAR	Obligor System Screen Shots or User System Screen Shots

Obligor credit rating	CREDIT_RATING_INCLUDING_THE_	Obligor System Screen Shots and Credit Rating Mapping File

Notes:

i.	The customer user ID and obligor Sample Characteristics are for identification purposes.

ii.

For the purpose of comparing the obligor, state and industry Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.

iii.

For the purpose of comparing the obligor and state Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value, as shown on the respective Daily Data File, agreed with the corresponding information in at least one section of the User System Screen Shots. We performed no procedures to reconcile any differences that may exist between the information in the User System Screen Shots.

iv.

The Sponsor, on behalf of the Depositor, instructed us not to compare the obligor, state, year of onboarding of obligor and obligor credit rating Sample Characteristics for any Sample Receivable with a value of <blank>, “0” or “-,” as shown on the respective Daily Data File.

Exhibit 1 to Attachment A

v.

For the purpose of comparing the on-demand pay receivable Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the on-demand pay receivable as the sum of each on-demand pay receivable and fee, all as shown in the “advances” section of the User System Screen Shots, corresponding to the TRANSFER_IDS, as shown on the respective Daily Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to use the absolute value of any fee, as shown in the “advances” section of the User System Screen Shots.

vi.	For the purpose of comparing the on-demand pay receivable and fees Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

vii.

For the purpose of comparing the fees Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the fees as the sum of each fee, all as shown in the “advances” section of the User System Screen Shots, corresponding to the TRANSFER_IDS, as shown on the respective Daily Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us:

a.	To use the absolute value of any fee, as shown in the “advances” section of the User System Screen Shots, and
b.	That for any fee with an <asterisk>, as shown in the User System Screen Shots, to prorate the corresponding fee, as shown in the User System Screen Shots, by multiplying such fee by the quotient of:
i.

The “Total,” as shown in the User System Screen Shots, for the “ID,” as shown in the User System Screen Shots, corresponding to the TRANSFER_IDS, as shown on the respective Daily Data File, for such Sample Receivable, and

ii.	The sum of each “Total,” all as shown in the User System Screen Shots, for such Sample Receivable.

viii.

For the purpose of comparing the remaining term (calendar days) Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (calendar days) as the difference between the payday and respective Daily Cutoff Date, both as shown in the User System Screen Shots.

Exhibit 1 to Attachment A

ix.

For the purpose of comparing the year of onboarding of obligor Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 32), the Sponsor, on behalf of the Depositor, instructed us to use the Obligor System Screen Shots as the Source.

For the purpose of comparing the year of onboarding of obligor Sample Characteristic for Sample Receivable Number 32, the Sponsor, on behalf of the Depositor, instructed us to use the User System Screen Shots as the Source.

x.

For the purpose of comparing the obligor credit rating Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to use the external rating, as shown in the Obligor System Screen Shots, in accordance with the information described on the Credit Rating Mapping File, as applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.